Financial instruments, Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[1]	$ 967,275		$ 786,204
Financing cash flows	[1],[2]	(98,243)		168,345
Fair value changes	[1],[3]	0		0
Non-cash changes [Abstract]
Amortization	[1]	8,003		11,559
Equity component of convertible notes	[1]	(26,434)		(1,553)
Other changes	[1],[4]	1,732		2,720
Ending balance	[1]	853,817		967,275
IFRS 16 Leases [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[1],[5]	968,759
Non-cash changes [Abstract]
Ending balance	[1],[5]			968,759
Initial recognition of a lease liability				1,484
Bank Loans [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance		823,299	[5]	687,942
Financing cash flows	[2]	(91,440)		129,400
Fair value changes	[3]	0		0
Non-cash changes [Abstract]
Amortization		2,545		6,826
Equity component of convertible notes		0		0
Other changes	[4]	0		(869)
Ending balance		734,404		823,299	[5]
Convertible Senior Notes due 2019 [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance		32,009	[5]	98,262
Financing cash flows	[2]	(6,426)		0
Fair value changes	[3]	0		(74,644)
Non-cash changes [Abstract]
Amortization		851		3,188
Equity component of convertible notes		(26,434)		1,613
Other changes	[4]	0		3,589
Ending balance		0		32,009	[5]
Exchange of convertible senior notes				38,900
Cash received upon issuance of notes				41,600
Transaction cost for issuance of notes				2,700
Convertible Senior Notes due 2021 [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance		111,968	[5]	0
Financing cash flows	[2]	(7)		38,945
Fair value changes	[3]	0		74,644
Non-cash changes [Abstract]
Amortization		4,607		1,545
Equity component of convertible notes		0		(3,165)
Other changes	[4]	0		0
Ending balance		116,568		111,968	[5]
Office Leases [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Financing cash flows	[2]	(370)
Fair value changes	[3]	0
Non-cash changes [Abstract]
Amortization		0
Equity component of convertible notes		0
Other changes	[4]	1,732
Ending balance		2,846
Office Leases [Member] | IFRS 16 Leases [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[5]	$ 1,484
Non-cash changes [Abstract]
Ending balance	[5]			$ 1,484

[1]	The reconciliation does not include interest rate swaps, which are described in note 8.
[2]	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows. In 2018 the cash flows from the transaction related to the exchange of convertible senior notes due 2019 of $38.9 million consisted of $41.6 million cash received upon issue, less transaction costs of $2.7 million.
[3]	Fair value changes reflects the loss arising from the exchange of the convertible senior notes due 2019 to convertible senior notes due 2021 below market fair value.
[4]	Other changes for the year 2019 represents new, modified office leases and foreign exchange effects during the year related to IFRS 16 Leases. Other changes for the year 2018 represents the (gain)/loss on extinguishment of debt, including previously capitalized fees.
[5]	The opening balance as of January 1, 2019, includes the initial recognition of a lease liability of $1.5 million resulting from the adoption of IFRS 16 Leases.